Quarterly Financial Data	12 Months Ended
Dec. 29, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

14. Quarterly financial data (unaudited) (in millions)

2011	First quarter	Second quarter	Third quarter	Fourth quarter

Operations:
Revenues........................................................................................................................................................	$ 70.8	$ 114.0	$ 136.0	$ 114.6
Operating Expenses....................................................................................................................................	55.8	63.8	62.0	60.1

Operating Income.........................................................................................................................................	15.0	50.2	74.0	54.5
Net Income.....................................................................................................................................................	5.1	37.6	56.6	35.2

2010	First quarter	Second quarter	Third quarter	Fourth quarter

Operations:
Revenues........................................................................................................................................................	$ 84.6	$ 99.1	$ 125.7	$ 118.1
Operating Expenses....................................................................................................................................	58.2	55.8	58.6	64.3

Operating Income.........................................................................................................................................	26.4	43.3	67.1	53.8
Net Income.....................................................................................................................................................	12.8	27.2	52.7	46.8